OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS	12 Months Ended
Dec. 31, 2012
OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS

17. OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS

We have four reportable business segments: Aerospace Materials, Industrial Materials, In Process Separation, and Additive Technologies. The Aerospace Materials segment principally includes advanced composites, carbon fiber, and structural film adhesives. The Industrial Materials segment includes composite and process materials, primarily for the defense, wind energy, automotive, recreation and other industrial segments. The In Process Separation segment includes mining chemicals and phosphines. The Additive Technologies segment includes polymer additives, specialty additives and formulated resins.

The accounting policies of the reportable segments are the same as those described in Note 1. All intersegment sales prices are cost based. We evaluate the performance of our operating segments primarily based on earnings from operations of the respective segment. As described in Note 4, restructuring costs and impairment charges related to unprofitable sites are not charged to our operating segments consistent with management’s view of its businesses.

Following is selected information in relation to our continuing operations for the periods indicated as revised for all periods presented in accordance with our business segment structure:

	Aerospace Materials	Industrial Materials	In Process Separation	Additive Technologies	Total Segments
2012
Net sales to external customers	$877.1	$176.4	$384.2	$270.4	$1,708.1
Intersegment net sales	0.0	0.0	0.0	0.8	0.8

Total net sales	$877.1	$176.4	$384.2	$271.2	$1,708.9
Earnings from operations	$155.6	$10.7	$91.8	$37.9	$296.0
Percentage of sales	17.7%	6.0%	23.9%	14.0%	17.3%
Total assets	$1,016.6	$520.5	$369.5	$207.4	$2,114.0
Capital expenditures	$68.5	$5.1	$60.4	$11.1	$145.1
Depreciation and amortization	$26.3	$8.4	$16.9	$13.6	$65.2

2011
Net sales to external customers	$722.6	$66.6	$339.5	$287.2	$1,415.9
Intersegment net sales	0.0	0.0	0.0	0.9	0.9

Total net sales	$722.6	$66.6	$339.5	$288.1	$1,416.8
Earnings from operations	$113.8	$11.1	$69.7	$39.4	$234.0
Percentage of sales	15.7%	16.7%	20.5%	13.7%	16.5%
Total assets	$872.5	$46.0	$311.1	$202.6	$1,432.2
Capital expenditures	$34.5	$1.5	$17.6	$16.1	$69.7
Depreciation and amortization	$20.0	$0.9	$14.4	$11.2	$46.5

2010
Net sales to external customers	$606.4	$53.8	$292.2	$271.0	$1,223.4
Intersegment net sales	0.0	0.0	0.0	1.1	1.1

Total net sales	$606.4	$53.8	$292.2	$272.1	$1,224.5
Earnings from operations	$97.0	$10.1	$55.2	$40.3	$202.6
Percentage of sales	16.0%	18.8%	18.9%	14.8%	16.5%
Total assets	$750.9	$39.7	$308.0	$209.7	$1,308.3
Capital expenditures	$52.1	$2.3	$9.7	$9.3	$73.4
Depreciation and amortization	$15.2	$0.6	$13.2	$9.3	$38.3

The following table provides a reconciliation of selected segment information to corresponding amounts contained in our consolidated financial statements:

	2012	2011	2010
Net sales:
Net sales from segments	$1,708.9	$1,416.8	$1,224.5
Elimination of intersegment revenue	(0.8)	(0.9)	(1.1)

Total consolidated net sales	$1,708.1	$1,415.9	$1,223.4

Earnings from operations:
Earnings from segments	$296.0	$234.0	$202.6
Corporate unallocated(1)	(132.4)	(78.5)	(89.1)

Total consolidated earnings from operations	$163.6	$155.5	$113.5

Total assets:
Assets from segments	$2,114.0	$1,432.2	$1,308.3
Other assets(2)	1,808.1	2,104.5	2,365.6

Total consolidated assets	$3,922.1	$3,536.7	$3,673.9

(1)	2012 includes the following net pre-tax charges: restructuring charges of $21.2 for personnel reductions in the Aerospace Materials and Industrial Materials segments and across corporate functions to mitigate continuing costs following the anticipated sale of Coating Resins; charges of $16.7 for recognition in 2012 for the loss on the sale of the Stamford facility sale that occurred in 2011; charges of $8.4 related to costs incurred for the acquisition of Umeco; and accelerated depreciation of $2.5 for the sale-leaseback of our Stamford facility treated as a financing transaction. For 2011, it includes net pre-tax charges of $0.8 for restructuring charges, accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction, charges of $0.6 related to an adjustment to environmental accruals at a certain European site, and a gain on the sale of assets of a certain Latin American subsidiary for $3.3. For 2010, it includes pre-tax charges of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility and pre-tax credits of $0.9 for adjustments of prior year restructuring charges. Corporate and unallocated also included costs previously allocated to the operations of our discontinued Coating Resins segment of $66.5 for 2012, $66.0 for 2011, and $61.4 for 2010. It also included costs previously allocated to the operations of our discontinued Building Block Chemicals segment of $1.0 and $6.3 for 2011 and 2010, respectively.
(2)	At December 31, 2012, 2011, and 2010, this includes cash and cash equivalents of $179.3, $415.8, and $383.3, respectively. At December 31, 2012, includes assets held for sale of $1,472.6; December 31, 2011 and 2010 balances include assets previously allocated to the Coatings business of $1,508.8 and $1,671.9, respectively. 2010 also includes assets held for sale of $164.4 for our former Building Block Chemicals segment.

Operations by Geographic Areas: Net sales to unaffiliated customers presented below are based upon the sales destination, which is consistent with how we manage our businesses. U.S. exports included in net sales are based upon the sales destination and represent direct sales of U.S.-based entities to unaffiliated customers outside of the United States. Identifiable assets are those assets used in our operations in each geographic area. Unallocated assets are primarily cash and cash equivalents, miscellaneous receivables, construction in progress, deferred taxes and the fair values of derivatives.

	2012	2011	2010
Net Sales
United States	$795.0	$686.2	$557.9
Other Americas	188.5	180.6	152.8
Asia / Pacific	212.3	188.8	193.4
Europe, Middle East and Africa	512.3	360.3	319.3

Total	$1,708.1	$1,415.9	$1,223.4

U.S. exports included in net sales above
Other Americas	$83.0	$82.8	$68.0
Asia / Pacific	33.7	40.7	68.4
Europe, Middle East and Africa	103.9	84.0	74.9

Total	$220.6	$207.5	$211.3

Identifiable assets
United States	$1,052.1	$841.7	$926.4
Other Americas	121.9	135.6	134.1
Asia / Pacific	119.2	87.3	33.7
Europe, Middle East and Africa	418.1	69.2	55.8

Total identifiable assets	1,711.3	1,133.8	1,150.0

Equity in net assets of and advances to associated companies	1.7	—	—
Unallocated assets(1)	2,209.1	2,402.9	2,523.9

Total assets	$3,922.1	$3,536.7	$3,673.9

(1)	At December 31, 2012, 2011, and 2010 this includes cash and cash equivalents of $179.3, $415.8, and $383.3, respectively. At December 31, 2012, includes assets held for sale of $1,472.6; December 31, 2011 and 2010 balances include assets previously allocated to the Coatings business of $1,508.8 and $1,671.9, respectively. 2010 also includes assets held for sale of $164.4 for our former Building Block Chemicals segment.